COMMITMENTS AND CONTINGENCIES - Rent expense (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Rent expense	$ 35,836	$ 852,589	$ 681,311
Future minimum payments under the leases
2021		890,781
2022		922,095
2023		954,451
2024		695,345
2025		120,087
Total		$ 3,582,759